Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]	The following table is a summary and allocation of the purchase price of the Seajacks acquisition (provisional amounts as of December 31, 2021):

(Dollars in thousands)
Purchase price:
Issuance of redeemable notes	$70,686
Equity issued (8.13 million shares)	152,288
Total purchase price	222,974

Allocated to:
Cash and cash equivalents	$25,719
Trade and other receivables	60,304
Inventories	4,655
Other current assets	5,832
Vessels	554,705
Brand Name *	4,518
Other non-current assets	6,289
Accounts payable and accrued expenses	(20,231)
Bank loans and other current debt	(341,651)
Other current liabilities	(15,852)
Other non-current liabilities	(3,878)
Fair value of assets acquired, less liabilities assumed	280,410
Gain on bargain purchase	(57,436)
Total purchase price	$222,974
*Indefinite useful life intangible asset, based upon appraisal performed

Schedule of Business Acquisitions, by Acquisition [Table Text Block]	Seajacks results of operations since acquisition are reflected in the Company's Consolidated Statements of Operations as follows:

($ in thousands)	Post-acquisition period ended December 31, 2021 *
Revenues	$41,903
Loss before taxes	(7,176)
*since August 12, 2021

Business Acquisition, Pro Forma Information [Table Text Block]	The unaudited pro-forma financial information, which excludes the results of its drybulk business, is for information purposes only and is not necessarily indicative of what the results would have been had the acquisition been completed on the date indicated above:

($ in thousands)	Twelve months ended December 31, 2021	Twelve months ended December 31, 2020
Pro Forma revenues	$217,773	$42,755
Pro forma net income (loss)	$33,374	$(395,010)
Pro Forma earnings (loss) per share|
Basic	$2.07	$(23.25)
Diluted	$2.05	$(23.25)